Summary of significant accounting policies (Earnings per share reconciliation) (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Diluted earnings per share calculation excluded shares									300,000	1,000,000	400,000
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Basic weighted average shares outstanding (in shares)	91,743,000	91,443,000	91,032,000	88,533,000	86,077,000	84,993,000	82,495,000	67,960,000	90,697,000	80,111,000	63,270,000
Dilutive effect of stock option and restricted share plan (in shares)									3,907,000	6,826,000	4,218,000
Diluted weighted average shares outstanding (in shares)	94,936,000	94,734,000	94,606,000	94,356,000	93,355,000	92,339,000	89,794,000	74,741,000	94,604,000	86,937,000	67,488,000